Other Assets (Details) - Schedule of other assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Assets [Abstract]
Restricted cash	$ 299	$ 321
Long Term Deposit	8	3
Long-term prepaid expenses	105	161
Right-of-Use assets, net	5,025	5,689
Total	$ 5,437	$ 6,174